PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

November 30, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)
CIK No. 0000826644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses and Statements of Additional Information relating to Class A, Class B, Class C, Class R5, Class R6 and Class Y shares of Invesco World Bond Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 156 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 156 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on November 30, 2016.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (404) 439-3428.

Very truly yours,

/s/ Odeh Stevens

Odeh Stevens

Senior Counsel